Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Cash at banks	€358,016	€288,052	€357,630
Term deposits	733,537	713,446	515,632
Money market funds	199,243	149,711	99,977
Cash on hand	—	3	2
Total cash and cash equivalents	€1,290,796	€1,151,211	€973,241